UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 3.1%
United Technologies Corp.	954,553	$95,550,755

		$95,550,755

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	591,386	$43,898,583

		$43,898,583

Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The)	743,149	$24,509,054

		$24,509,054

Banks — 9.6%
JPMorgan Chase & Co.	1,522,737	$90,176,485
PNC Financial Services Group, Inc. (The)	391,229	33,086,236
U.S. Bancorp	1,647,810	66,884,608
Wells Fargo & Co.	2,171,285	105,003,343

		$295,150,672

Beverages — 0.9%
Molson Coors Brewing Co., Class B	296,190	$28,487,554

		$28,487,554

Building Products — 0.9%
Masco Corp.	859,352	$27,026,620

		$27,026,620

Capital Markets — 7.0%
Charles Schwab Corp. (The)	1,227,404	$34,391,860
Credit Suisse Group AG	2,176,880	30,741,777
Credit Suisse Group AG(1)	558,962	7,893,630
Goldman Sachs Group, Inc. (The)	478,276	75,079,766
Invesco, Ltd.	2,208,767	67,963,761

		$216,070,794

Chemicals — 3.0%
CF Industries Holdings, Inc.	463,765	$14,534,395
PPG Industries, Inc.	692,257	77,179,733

		$91,714,128

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	1,277,688	$69,097,367

		$69,097,367

Electric Utilities — 3.9%
NextEra Energy, Inc.	591,255	$69,969,117
PG&E Corp.	845,885	50,516,252

		$120,485,369

Electrical Equipment — 2.5%
Hubbell, Inc.	375,600	$39,787,308
Rockwell Automation, Inc.	316,596	36,012,795

		$75,800,103

Energy Equipment & Services — 1.3%
Schlumberger, Ltd.	555,711	$40,983,686

		$40,983,686

Security	Shares	Value
Food & Staples Retailing — 1.8%
Kroger Co. (The)	1,432,303	$54,785,590

		$54,785,590

Food Products — 1.7%
General Mills, Inc.	840,070	$53,218,435

		$53,218,435

Health Care Equipment & Supplies — 3.7%
Medtronic PLC	1,006,878	$75,515,850
Zimmer Biomet Holdings, Inc.	354,837	37,836,269

		$113,352,119

Health Care Providers & Services — 1.5%
McKesson Corp.	300,274	$47,218,087

		$47,218,087

Industrial Conglomerates — 4.7%
General Electric Co.	4,561,323	$145,004,458

		$145,004,458

Insurance — 7.9%
Aflac, Inc.	562,009	$35,485,248
Alleghany Corp.(2)	49,173	24,399,643
American Financial Group, Inc.	364,186	25,627,769
Chubb, Ltd.	502,721	59,899,207
MetLife, Inc.	839,425	36,884,335
XL Group PLC	1,625,398	59,814,646

		$242,110,848

Internet Software & Services — 1.3%
Alphabet, Inc., Class C(2)	51,995	$38,733,675

		$38,733,675

IT Services — 1.0%
Visa, Inc., Class A	408,173	$31,217,071

		$31,217,071

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	298,318	$42,238,846

		$42,238,846

Multi-Utilities — 2.1%
Sempra Energy	613,785	$63,864,329

		$63,864,329

Multiline Retail — 1.3%
Target Corp.	470,762	$38,734,297

		$38,734,297

Oil, Gas & Consumable Fuels — 10.9%
Chevron Corp.	1,136,326	$108,405,500
EOG Resources, Inc.	796,257	57,792,333
Exxon Mobil Corp.	469,195	39,220,010
Occidental Petroleum Corp.	1,220,543	83,521,758
Royal Dutch Shell PLC, Class B	1,950,701	47,469,840

		$336,409,441

Pharmaceuticals — 7.6%
Allergan PLC(2)	156,786	$42,023,352
Eli Lilly & Co.	374,476	26,966,017
Johnson & Johnson	1,148,081	124,222,364
Teva Pharmaceutical Industries, Ltd. ADR	774,838	41,461,581

		$234,673,314

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 4.4%
Equity Residential	682,966	$51,242,939
Federal Realty Investment Trust	274,422	42,823,553
Host Hotels & Resorts, Inc.	1,111,560	18,563,052
Public Storage	85,993	23,719,449

		$136,348,993

Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	891,095	$28,826,923
NXP Semiconductors NV(2)	314,337	25,483,301

		$54,310,224

Software — 5.0%
Microsoft Corp.	1,339,391	$73,974,565
Oracle Corp.	1,923,425	78,687,317

		$152,661,882

Specialty Retail — 0.8%
Home Depot, Inc. (The)	176,160	$23,505,029

		$23,505,029

Tobacco — 2.3%
Altria Group, Inc.	205,898	$12,901,569
Reynolds American, Inc.	1,184,526	59,593,503

		$72,495,072

Total Common Stocks (identified cost $2,728,186,880)		$3,009,656,395

Exchange-Traded Funds — 0.5%

Security	Shares	Value
Equity Funds — 0.5%
iShares Russell 1000 Value ETF	147,741	$14,598,288

Total Exchange-Traded Funds (identified cost $14,367,152)		$14,598,288

Short-Term Investments — 1.1%

Description	Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$35,364	$35,364,120

Total Short-Term Investments (identified cost $35,364,120)		$35,364,120

Total Investments — 99.4% (identified cost $2,777,918,152)		$3,059,618,803

Other Assets, Less Liabilities — 0.6%		$17,798,214

Net Assets — 100.0%		$3,077,417,017

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $45,603.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,793,958,812

Gross unrealized appreciation	$362,206,662
Gross unrealized depreciation	(96,546,671)

Net unrealized appreciation	$265,659,991

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$86,748,380	$—		$—	$86,748,380
Consumer Staples	208,986,651	—		—	208,986,651
Energy	329,923,287	47,469,840		—	377,393,127
Financials	851,045,900	38,635,407		—	889,681,307
Health Care	437,482,366	—		—	437,482,366
Industrials	387,280,519	—		—	387,280,519
Information Technology	276,922,852	—		—	276,922,852
Materials	91,714,128	—		—	91,714,128
Telecommunication Services	69,097,367	—		—	69,097,367
Utilities	184,349,698	—		—	184,349,698
Total Common Stocks	$2,923,551,148	$86,105,247	*	$—	$3,009,656,395
Exchange-Traded Funds	$14,598,288	$—		$—	$14,598,288
Short-Term Investments	—	35,364,120		—	35,364,120
Total Investments	$2,938,149,436	$121,469,367		$—	$3,059,618,803

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

The Portfolio’s investment in the State Street Navigator Securities Lending Prime Portfolio is valued at the closing net asset value per share. At March 31, 2016, the Portfolio had no securities on loan. For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016